Invesco V.I. Equity and Income Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2019
invesco.com/us
VK-VIEQI-QTR-1   03/19
Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–63.90%
Aerospace & Defense–1.33%
General Dynamics Corp.	105,411	$17,843,974
Apparel, Accessories & Luxury Goods–0.74%
Capri Holdings Ltd.	216,285	9,895,039
Asset Management & Custody Banks–0.81%
State Street Corp.	165,120	10,866,547
Automobile Manufacturers–1.71%
General Motors Co.	616,811	22,883,688
Biotechnology–0.59%
Celgene Corp. (b)	84,150	7,938,711
Broadcasting–0.54%
CBS Corp., Class B	151,093	7,181,450
Building Products–1.20%
Johnson Controls International PLC	435,738	16,096,162
Cable & Satellite–2.02%
Charter Communications, Inc., Class A	51,289	17,792,667
Comcast Corp., Class A	232,115	9,279,958
		27,072,625
Communications Equipment–1.70%
Cisco Systems, Inc.	398,803	21,531,374
Juniper Networks, Inc.	47,912	1,268,231
		22,799,605
Diversified Banks–8.87%
Bank of America Corp.	1,272,653	35,112,496
Citigroup Inc.	653,630	40,668,859
JPMorgan Chase & Co.	248,696	25,175,496
Wells Fargo & Co.	367,482	17,756,730
		118,713,581
Electric Utilities–0.78%
Duke Energy Corp.	64,807	5,832,630
FirstEnergy Corp.	110,682	4,605,478
		10,438,108
Fertilizers & Agricultural Chemicals–0.82%
Mosaic Co. (The)	214,976	5,870,994
Nutrien Ltd. (Canada)	96,143	5,072,505
		10,943,499
Food Distributors–0.88%
US Foods Holding Corp.	335,643	11,717,297
Health Care Distributors–0.86%
McKesson Corp.	97,914	11,461,813
Shares		Value
Health Care Equipment–1.69%
Medtronic PLC	95,420	$8,690,854
Zimmer Biomet Holdings, Inc.	109,069	13,928,111
		22,618,965
Health Care Services–0.95%
CVS Health Corp.	235,015	12,674,359
Home Improvement Retail–0.68%
Kingfisher PLC (United Kingdom)	2,950,387	9,022,731
Hotels, Resorts & Cruise Lines–1.41%
Carnival Corp.	371,382	18,836,495
Industrial Machinery–0.83%
Ingersoll-Rand PLC	102,981	11,116,799
Insurance Brokers–1.12%
Willis Towers Watson PLC	85,282	14,979,783
Integrated Oil & Gas–3.71%
BP PLC (United Kingdom)	2,202,218	16,076,105
Occidental Petroleum Corp.	230,475	15,257,445
Royal Dutch Shell PLC, Class A (United Kingdom)	583,682	18,347,823
		49,681,373
Internet & Direct Marketing Retail–0.86%
eBay, Inc.	310,500	11,531,970
Investment Banking & Brokerage–2.63%
Goldman Sachs Group, Inc. (The)	73,737	14,156,767
Morgan Stanley	497,952	21,013,574
		35,170,341
IT Consulting & Other Services–0.82%
Cognizant Technology Solutions Corp., Class A	151,741	10,993,635
Managed Health Care–0.70%
Anthem, Inc.	32,433	9,307,622
Multi-line Insurance–1.74%
American International Group, Inc.	540,396	23,269,452
Oil & Gas Equipment & Services–1.40%
Schlumberger Ltd.	160,996	7,014,596
TechnipFMC PLC (United Kingdom)	496,146	11,669,354
		18,683,950
Oil & Gas Exploration & Production–3.58%
Anadarko Petroleum Corp.	204,286	9,290,927
Canadian Natural Resources Ltd. (Canada)	300,062	8,238,317
Devon Energy Corp.	529,139	16,699,627
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Marathon Oil Corp.	815,686	$13,630,113
		47,858,984
Other Diversified Financial Services–1.15%
AXA Equitable Holdings, Inc.	303,625	6,115,008
Voya Financial, Inc.	186,666	9,325,833
		15,440,841
Packaged Foods & Meats–1.57%
Mondelez International, Inc., Class A	420,833	21,007,983
Pharmaceuticals–5.74%
Bristol-Myers Squibb Co.	232,230	11,079,693
Johnson & Johnson	204,830	28,633,186
Merck & Co., Inc.	142,150	11,822,616
Novartis AG (Switzerland)	161,569	15,541,129
Sanofi (France)	110,303	9,753,992
		76,830,616
Railroads–0.89%
CSX Corp.	159,354	11,922,866
Regional Banks–2.35%
Citizens Financial Group, Inc.	524,791	17,055,707
First Horizon National Corp.	354,400	4,954,512
PNC Financial Services Group, Inc. (The)	76,259	9,353,929
		31,364,148
Semiconductors–2.20%
Intel Corp.	406,897	21,850,369
QUALCOMM, Inc.	131,651	7,508,056
		29,358,425
Specialty Chemicals–0.98%
DowDuPont, Inc.	246,470	13,139,316
Systems Software–1.57%
Oracle Corp.	391,297	21,016,562
Technology Hardware, Storage & Peripherals–0.84%
Apple, Inc.	58,807	11,170,390
Tobacco–1.64%
Philip Morris International, Inc.	248,671	21,980,030
Total Common Stocks & Other Equity Interests (Cost $690,713,773)		854,829,735
Principal Amount
U.S. Dollar Denominated Bonds & Notes–19.58%
Aerospace & Defense–0.11%
BAE Systems Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 2.85%, 12/15/2020(c)	$288,000	287,213
General Dynamics Corp., Sr. Unsec. Gtd. Global Notes, 2.88%, 05/11/2020	435,000	436,523
Principal Amount		Value
Aerospace & Defense–(continued)
Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/2023	$365,000	$363,684
United Technologies Corp., Sr. unsec. Global Notes, 4.45%, 11/16/2038	327,000	339,182
		1,426,602
Agricultural & Farm Machinery–0.09%
Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/2022	1,275,000	1,274,888
Agricultural Products–0.02%
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/2037	255,000	306,793
Air Freight & Logistics–0.12%
FedEx Corp.,
Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/2034	440,000	473,004
Sr. Unsec. Gtd. Notes, 5.10%, 01/15/2044	910,000	950,179
United Parcel Service, Inc., Sr. Unsec. Notes, 3.40%, 11/15/2046	258,000	232,183
		1,655,366
Airlines–0.15%
American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 04/01/2028	349,986	351,613
Continental Airlines Pass Through Trust,
Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.75%, 01/12/2021	138,573	141,465
Series 2012-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.15%, 04/11/2024	371,942	380,589
United Airlines Pass Through Trust,
Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/2026	436,786	440,695
Series 2018-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.50%, 03/01/2030	533,547	527,398
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. First Lien Pass Through Ctfs., 5.00%, 10/23/2023(c)	158,408	162,027
		2,003,787
Application Software–0.65%
Nuance Communications, Inc.,
Sr. Unsec. Conv. Bonds, 1.00%, 12/15/2022(d)	2,703,000	2,535,026
Sr. Unsec. Conv. Global Bonds, 1.25%, 04/01/2025	1,713,000	1,703,459
RealPage, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 11/15/2022	690,000	1,064,857
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Application Software–(continued)
Workday, Inc., Sr. Unsec. Conv. Notes, 0.25%, 10/01/2022	$2,389,000	$3,384,917
		8,688,259
Asset Management & Custody Banks–0.29%
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(c)	2,985,000	2,990,453
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	460,000	465,014
Carlyle Holdings Finance LLC, Sr. Unsec. Gtd. Notes, 3.88%, 02/01/2023(c)	106,000	107,386
KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/2044(c)	315,000	322,961
		3,885,814
Automobile Manufacturers–0.17%
Ford Motor Credit Co. LLC,
Sr. Unsec. Global Notes, 3.10%, 05/04/2023	267,000	250,641
3.81%, 01/09/2024	445,000	421,832
4.13%, 08/04/2025	687,000	635,376
General Motors Co., Sr. Unsec. Global Notes, 6.60%, 04/01/2036	397,000	416,400
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/01/2026	503,000	519,936
		2,244,185
Automotive Retail–0.05%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/2023	660,000	692,985
Biotechnology–0.76%
AbbVie Inc., Sr. Unsec. Global Notes, 4.50%, 05/14/2035	720,000	707,413
BioMarin Pharmaceutical, Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	2,388,000	2,720,069
Celgene Corp.,
Sr. Unsec. Global Notes, 4.00%, 08/15/2023	485,000	503,300
4.63%, 05/15/2044	1,390,000	1,404,219
Gilead Sciences, Inc.,
Sr. Unsec. Global Notes, 2.55%, 09/01/2020	1,805,000	1,803,453
4.40%, 12/01/2021	492,000	511,574
Neurocrine Biosciences, Inc., Sr. Unsec. Conv. Notes, 2.25%, 05/15/2024	1,853,000	2,508,710
		10,158,738
Principal Amount		Value
Brewers–0.29%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc. (Belgium),
Sr. Unsec. Gtd. Notes, 4.70%, 02/01/2036(c)	$1,005,000	$1,006,877
4.90%, 02/01/2046(c)	1,122,000	1,129,257
Heineken N.V. (Netherlands), Sr. Unsec. Notes, 3.50%, 01/29/2028(c)	1,000,000	1,006,803
Molson Coors Brewing Co.,
Sr. Unsec. Gtd. Global Notes, 1.45%, 07/15/2019	341,000	339,643
4.20%, 07/15/2046	395,000	352,367
		3,834,947
Broadcasting–0.62%
Liberty Media Corp.,
Liberty Formula One, Sr. Unsec. Conv. Bonds, 1.00%, 01/30/2023	570,000	639,815
Sr. Unsec. Conv. Deb., 2.25%, 10/05/2021(d)	1,533,502	790,673
Sr. Unsec. Conv. Notes, 1.38%, 10/15/2023	6,063,000	6,811,174
		8,241,662
Cable & Satellite–0.82%
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 4.46%, 07/23/2022	1,065,000	1,102,681
Comcast Corp.,
Sr. Unsec. Gtd. Global Notes, 4.15%, 10/15/2028	995,000	1,049,953
3.90%, 03/01/2038	820,000	808,240
4.60%, 10/15/2038	400,000	429,570
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	305,000	389,443
DISH Network Corp., Sr. Unsec. Conv. Bonds, 3.38%, 08/15/2026	4,954,000	4,220,808
GCI Liberty, Inc., Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(c)(d)	2,357,000	2,585,993
NBCUniversal Media LLC,
Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/2020	175,000	179,441
5.95%, 04/01/2041	215,000	265,171
		11,031,300
Commodity Chemicals–0.07%
Basell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/2027(c)	745,000	907,106
Communications Equipment–0.37%
Finisar Corp., Sr. Unsec. Conv. Bonds, 0.50%, 12/15/2021(d)	1,114,000	1,095,430
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Communications Equipment–(continued)
Viavi Solutions Inc.,
Sr. Unsec. Conv. Notes, 1.75%, 06/01/2023(c)	$1,424,000	$1,577,861
1.00%, 03/01/2024	1,986,000	2,243,124
		4,916,415
Consumer Finance–0.15%
American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/2024	336,000	345,312
Capital One Financial Corp., Sr. Unsec. Global Notes, 3.20%, 01/30/2023	1,035,000	1,037,357
Synchrony Financial, Sr. Unsec. Global Notes, 3.95%, 12/01/2027	600,000	567,881
		1,950,550
Data Processing & Outsourced Services–0.22%
Euronet Worldwide, Inc., Sr. Unsec. Conv. Notes, 0.75%, 03/15/2025(c)(d)	609,000	657,493
Fiserv, Inc., Sr. Unsec. Sub. Global Notes, 3.80%, 10/01/2023	1,535,000	1,575,006
Visa, Inc., Sr. Unsec. Global Notes, 4.15%, 12/14/2035	670,000	732,282
		2,964,781
Diversified Banks–2.04%
ANZ New Zealand (Int’l) Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.88%, 01/25/2022(c)	350,000	349,077
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec. Medium-Term Global Notes, 2.70%, 11/16/2020	2,940,000	2,938,734
2.30%, 06/01/2021	713,000	705,728
Bank of America Corp., Sr. Unsec. Medium-Term Notes, 3.25%, 10/21/2027	565,000	554,199
Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 2.10%, 12/12/2019	2,580,000	2,572,011
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(c)	700,000	714,882
Citigroup Inc.,
Unsec. Sub. Global Notes, 6.68%, 09/13/2043	815,000	1,045,836
5.30%, 05/06/2044	250,000	276,432
Unsec. Sub. Notes, 4.75%, 05/18/2046	375,000	388,484
Citigroup, Inc., Sr. Unsec. Global Floating Rate Notes, 3.67% (3 mo. USD LIBOR + 1.39%), 07/24/2028(e)	545,000	544,612
Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 2.25%, 03/10/2020(c)	1,085,000	1,080,526
Principal Amount		Value
Diversified Banks–(continued)
Cooperatieve Rabobank U.A. (Netherlands), Jr. Unsec. Sub. Notes, 11.00% (3 mo. USD LIBOR + 10.87%)(c)(e)	$810,000	$828,225
Discover Bank, Sr. Unsec. Notes, 3.35%, 02/06/2023	1,500,000	1,509,150
JPMorgan Chase & Co.,
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(e)	640,000	637,280
Sr. Unsec. Global Notes, 4.50%, 01/24/2022	80,000	83,700
3.20%, 06/15/2026	415,000	413,031
3.51% (3 mo. USD LIBOR + 0.94%), 01/23/2029(e)	1,145,000	1,139,548
4.26% (3 mo. USD LIBOR + 1.58%), 02/22/2048(e)	525,000	540,198
3.90% (3 mo. USD LIBOR + 1.22%), 01/23/2049(e)	1,145,000	1,110,882
Mizuho Bank, Ltd. (Japan), Sr. Unsec. Gtd. Notes, 2.65%, 09/25/2019(c)	675,000	674,680
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/2024(c)	200,000	208,152
National Australia Bank Ltd. (Australia), Sr. Unsec. Notes, 1.88%, 07/12/2021	945,000	925,814
SMBC Aviation Capital Finance DAC (Ireland), Sr. Unsec. Gtd. Notes, 2.65%, 07/15/2021(c)	315,000	309,476
Societe Generale S.A. (France),
Sr. Unsec. Notes, 2.63%, 09/16/2020(c)	890,000	887,093
Unsec. Sub. Notes, 5.00%, 01/17/2024(c)	735,000	767,796
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.05%, 01/15/2021(c)	680,000	678,295
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec. Gtd. Medium-Term Global Notes, 2.65%, 07/23/2020	715,000	714,234
U.S. Bancorp, Series W, Unsec. Sub. Medium-Term Notes, 3.10%, 04/27/2026	2,295,000	2,294,699
Wells Fargo & Co.,
Sr. Unsec. Medium-Term Notes, 3.55%, 09/29/2025	655,000	667,337
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/2026	450,000	460,834
4.65%, 11/04/2044	1,200,000	1,236,681
		27,257,626
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Capital Markets–0.54%
Credit Suisse AG (Switzerland),
Sr. Unsec. Conv. Medium-Term Notes, 0.50%, 06/24/2024(c)	$7,880,000	$6,530,156
Unsec. Sub. Notes, 6.50%, 08/08/2023(c)	686,000	736,551
		7,266,707
Diversified Chemicals–0.02%
Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/2020	248,000	247,868
Diversified Metals & Mining–0.02%
Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/2028	200,000	260,044
Drug Retail–0.14%
CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	736,424	804,166
Walgreens Boots Alliance, Inc.,
Sr. Unsec. Global Notes, 3.30%, 11/18/2021	602,000	609,192
4.50%, 11/18/2034	444,000	442,731
		1,856,089
Electric Utilities–0.36%
Electricite de France S.A. (France),
Jr. Unsec. Sub. Notes, 5.63%(c)(e)	745,000	746,367
Sr. Unsec. Notes, 4.60%, 01/27/2020(c)	150,000	152,577
4.88%, 01/22/2044(c)	930,000	948,774
Georgia Power Co., Sr. Unsec. Global Notes, 2.00%, 03/30/2020	2,085,000	2,069,435
NextEra Energy Capital Holdings, Inc., Sr. Unsec. Gtd. Deb., 3.55%, 05/01/2027	569,000	573,335
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/2021	200,000	213,146
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/2039	50,000	65,290
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/2019	15,000	15,072
		4,783,996
Environmental & Facilities Services–0.03%
Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2035	469,000	471,298
Food Retail–0.01%
Alimentation Couche-Tard Inc. (Canada), Sr. Unsec. Gtd. Notes, 4.50%, 07/26/2047(c)	120,000	112,891
Principal Amount		Value
General Merchandise Stores–0.03%
Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/2023	$365,000	$367,412
Health Care Equipment–1.20%
Becton, Dickinson and Co.,
Sr. Unsec. Global Notes, 4.88%, 05/15/2044	750,000	743,909
Sr. Unsec. Notes, 2.68%, 12/15/2019	274,000	273,162
DexCom, Inc.,
Sr. Unsec. Conv. Notes, 0.75%, 05/15/2022	2,591,000	3,484,660
0.75%, 12/01/2023(c)	2,902,000	2,996,282
Insulet Corp., Sr. Unsec. Conv. Notes, 1.38%, 11/15/2024(c)	476,000	574,473
Medtronic, Inc.,
Sr. Unsec. Gtd. Global Notes, 3.15%, 03/15/2022	1,076,000	1,096,573
4.38%, 03/15/2035	358,000	391,695
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/2021	1,880,000	2,097,921
Wright Medical Group N.V., Sr. Unsec. Conv. Bonds, 2.25%, 11/15/2021	986,000	1,530,686
Wright Medical Group, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 06/15/2023(c)	2,525,000	2,832,734
		16,022,095
Health Care REITs–0.31%
HCP, Inc.,
Sr. Unsec. Global Notes, 2.63%, 02/01/2020	2,945,000	2,938,427
4.20%, 03/01/2024	480,000	498,455
3.88%, 08/15/2024	505,000	515,241
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70% REIT, 09/30/2043	215,000	248,914
		4,201,037
Health Care Services–1.14%
Cigna Corp., Sr. Sec. Notes, 4.80%, 08/15/2038(c)	326,000	335,659
Convertible Trust - Consumer, Series 2018-1, Sr. Unsec. Medium-Term Notes, 0.25%, 01/17/2024	5,674,000	5,849,894
Convertible Trust - Healthcare, Series 2018-1, Sr. Unsec. Medium-Term Notes, 0.25%, 02/05/2024	5,897,000	5,872,232
CVS Health Corp.,
Sr. Unsec. Global Bonds, 3.38%, 08/12/2024	375,000	372,589
Sr. Unsec. Global Notes, 4.10%, 03/25/2025	1,359,000	1,397,314
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Health Care Services–(continued)
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	$575,000	$574,147
Laboratory Corp. of America Holdings,
Sr. Unsec. Notes, 3.20%, 02/01/2022	602,000	606,824
4.70%, 02/01/2045	264,000	258,178
		15,266,837
Home Improvement Retail–0.05%
Home Depot, Inc. (The), Sr. Unsec. Global Notes, 2.00%, 04/01/2021	631,000	624,460
Homebuilding–0.07%
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	1,050,000	903,000
Hotel & Resort REITs–0.04%
Hospitality Properties Trust,
Sr. Unsec. Notes, 5.00%, 08/15/2022	200,000	207,196
4.50%, 06/15/2023	270,000	273,595
		480,791
Housewares & Specialties–0.04%
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/2021	475,000	488,922
Insurance Brokers–0.05%
Marsh & McLennan Cos., Inc., Sr. Unsec. Sub. Global Notes, 4.75%, 03/15/2039	365,000	396,265
Willis North America, Inc., Sr. Unsec. Gtd. Global Notes, 3.60%, 05/15/2024	250,000	251,869
		648,134
Integrated Oil & Gas–0.12%
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/2022	300,000	307,155
Occidental Petroleum Corp., Sr. Unsec. Global Notes, 3.40%, 04/15/2026	365,000	373,482
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/2022	570,000	576,276
Suncor Energy, Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/2024	334,000	342,452
		1,599,365
Principal Amount		Value
Integrated Telecommunication Services–0.53%
AT&T Inc.,
Sr. Unsec. Global Notes, 3.00%, 06/30/2022	$520,000	$522,689
3.40%, 05/15/2025	289,000	286,429
4.30%, 02/15/2030	348,000	352,803
4.50%, 05/15/2035	463,000	457,474
5.35%, 09/01/2040	101,000	106,443
5.15%, 03/15/2042	90,000	92,381
4.80%, 06/15/2044	935,000	920,999
5.15%, 11/15/2046	140,000	144,163
Orange S.A. (France), Sr. Unsec. Global Notes, 1.63%, 11/03/2019	1,455,000	1,445,775
Telefonica Emisiones, S.A.U. (Spain),
Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/2036	360,000	439,213
4.67%, 03/06/2038	750,000	718,048
5.21%, 03/08/2047	700,000	712,060
Verizon Communications Inc.,
Sr. Unsec. Global Notes, 4.40%, 11/01/2034	325,000	339,027
4.81%, 03/15/2039	503,000	541,746
4.13%, 08/15/2046	83,000	80,709
		7,159,959
Internet & Direct Marketing Retail–0.53%
Amazon.com, Inc., Sr. Unsec. Global Notes, 2.60%, 12/05/2019	1,660,000	1,658,297
Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Bonds, 1.25%, 09/15/2019(d)	2,992,000	3,042,807
Liberty Expedia Holdings, Inc., Sr. Unsec. Conv. Deb., 1.00%, 07/05/2022(c)(d)	1,574,000	1,537,192
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	880,000	857,417
		7,095,713
Investment Banking & Brokerage–0.53%
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes, 5.25%, 07/27/2021	400,000	420,377
Unsec. Sub. Notes, 4.25%, 10/21/2025	552,000	565,946
GS Finance Corp., Series 0001, Sr. Unsec. Conv. Medium-Term Notes, 0.25%, 07/08/2024	5,920,000	5,447,998
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/23/2025	680,000	700,969
		7,135,290
IT Consulting & Other Services–0.04%
DXC Technology Co., Sr. Unsec. Global Notes, 4.45%, 09/18/2022	490,000	508,019
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Life & Health Insurance–0.32%
Athene Global Funding, Sec. Notes, 4.00%, 01/25/2022(c)	$1,220,000	$1,251,246
Jackson National Life Global Funding,
Sr. Sec. Notes, 2.10%, 10/25/2021(c)	525,000	515,563
3.25%, 01/30/2024(c)	480,000	482,997
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.30%, 11/18/2044(c)	445,000	486,310
Prudential Financial, Inc.,
Sr. Unsec. Global Notes, 3.91%, 12/07/2047	155,000	149,884
3.94%, 12/07/2049	496,000	480,396
Reliance Standard Life Global Funding II, Sr. Sec. First Lien Notes, 3.05%, 01/20/2021(c)	465,000	464,798
Teachers Insurance and Annuity Association of America, Unsec. Sub. Notes, 4.27%, 05/15/2047(c)	498,000	514,834
		4,346,028
Movies & Entertainment–0.19%
Live Nation Entertainment, Inc., Sr. Unsec. Notes, 2.50%, 03/15/2023	2,147,000	2,481,079
Multi-line Insurance–0.16%
American Financial Group, Inc., Sr. Unsec. Notes, 4.50%, 06/15/2047	520,000	491,570
American International Group, Inc.,
Sr. Unsec. Global Notes, 2.30%, 07/16/2019	385,000	384,408
4.38%, 01/15/2055	720,000	648,030
Metropolitan Life Global Funding I, Sec. Notes, 2.05%, 06/12/2020(c)	590,000	585,691
		2,109,699
Multi-Utilities–0.09%
NiSource Inc., Sr. Unsec. Global Notes, 4.38%, 05/15/2047	616,000	626,073
Sempra Energy, Sr. Unsec. Global Notes, 3.80%, 02/01/2038	605,000	556,209
		1,182,282
Office REITs–0.05%
Office Properties Income Trust, Sr. Unsec. Global Notes, 4.00%, 07/15/2022	730,000	728,785
Oil & Gas Equipment & Services–0.37%
Ensco Jersey Finance Ltd., Sr. Unsec. Gtd. Conv. Bonds, 3.00%, 01/31/2024	2,100,000	1,624,999
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 4.25%, 05/01/2022	1,105,000	1,095,633
Principal Amount		Value
Oil & Gas Equipment & Services–(continued)
Nabors Industries Inc., Sr. Unsec. Gtd. Conv. Bonds, 0.75%, 01/15/2024	$1,150,000	$823,080
Oil States International, Inc., Sr. Unsec. Conv. Notes, 1.50%, 02/15/2023(c)	1,595,000	1,391,850
		4,935,562
Oil & Gas Exploration & Production–0.19%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.60%, 03/15/2046	443,000	540,176
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Bonds, 5.50%, 09/15/2026	1,042,000	968,116
ConocoPhillips, Sr. Unsec. Gtd. Global Notes, 4.15%, 11/15/2034	237,000	243,673
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/2043	830,000	849,053
		2,601,018
Oil & Gas Storage & Transportation–0.76%
Enable Midstream Partners L.P., Sr. Unsec. Global Notes, 2.40%, 05/15/2019	440,000	439,652
Energy Transfer Partners, L.P.,
Sr. Unsec. Gtd. Notes, 4.20%, 09/15/2023	1,892,000	1,957,454
4.90%, 03/15/2035	357,000	340,288
Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Bonds, 6.45%, 09/01/2040	25,000	30,972
Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/2020	155,000	157,973
4.25%, 02/15/2048	754,000	740,884
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	370,000	369,316
Kinder Morgan, Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/2034	422,000	458,340
MPLX L.P.,
Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	1,820,000	1,909,784
Sr. Unsec. Global Notes, 4.50%, 04/15/2038	877,000	836,344
Plains All American Pipeline L.P./PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/2022	355,000	357,497
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 4.50%, 03/15/2045	536,000	544,557
Sunoco Logistics Partners Operations L.P.,
Sr. Unsec. Gtd. Notes, 5.50%, 02/15/2020	535,000	544,217
5.30%, 04/01/2044	645,000	634,176
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/2032	185,000	229,943
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Western Midstream Operating, L.P., Sr. Unsec. Notes, 5.45%, 04/01/2044	$600,000	$575,286
		10,126,683
Other Diversified Financial Services–0.14%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(c)	935,000	932,443
MassMutual Global Funding II, Sec. Notes, 2.00%, 04/15/2021(c)	945,000	932,817
		1,865,260
Packaged Foods & Meats–0.32%
General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/2019	850,000	846,876
J. M. Smucker Co. (The), Sr. Unsec. Global Notes, 2.50%, 03/15/2020	3,340,000	3,331,710
Mead Johnson Nutrition Co. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.13%, 11/15/2025	64,000	68,014
		4,246,600
Paper Packaging–0.11%
International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/2041	245,000	274,579
Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/2023	1,139,000	1,204,818
		1,479,397
Pharmaceuticals–0.73%
Allergan Funding SCS, Sr. Unsec. Gtd. Global Notes, 4.85%, 06/15/2044	950,000	949,679
Bayer US Finance II LLC (Germany),
Sr. Unsec. Gtd. Notes, 2.13%, 07/15/2019(c)	305,000	304,080
4.38%, 12/15/2028(c)	985,000	980,729
Bayer US Finance LLC (Germany),
Sr. Unsec. Gtd. Notes, 2.38%, 10/08/2019(c)	2,270,000	2,262,765
3.00%, 10/08/2021(c)	590,000	585,555
GlaxoSmithKline Capital Inc. (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 6.38%, 05/15/2038	70,000	92,883
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	1,455,000	1,478,423
Medicines Co. (The), Sr. Unsec. Conv. Bonds, 2.75%, 07/15/2023	938,000	793,797
Mylan N.V., Sr. Unsec. Gtd. Global Notes, 3.15%, 06/15/2021	431,000	430,225
Pacira Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/01/2022	792,000	781,701
Principal Amount		Value
Pharmaceuticals–(continued)
Supernus Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 0.63%, 04/01/2023	$765,000	$742,710
Zoetis, Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/2043	365,000	388,972
		9,791,519
Property & Casualty Insurance–0.24%
Allstate Corp. (The), Sr. Unsec. Bonds, 3.28%, 12/15/2026	320,000	325,055
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/2020	325,000	338,058
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/2044(c)	975,000	1,000,800
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/2043	385,000	382,338
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/2043	665,000	740,639
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/2022	420,000	438,996
		3,225,886
Railroads–0.21%
Burlington Northern Santa Fe, LLC, Sr. Unsec. Deb., 5.15%, 09/01/2043	991,000	1,170,461
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/2041	380,000	440,526
Union Pacific Corp.,
Sr. Unsec. Global Notes, 3.65%, 02/15/2024	101,000	104,330
Sr. Unsec. Notes, 4.85%, 06/15/2044	570,000	610,452
4.15%, 01/15/2045	440,000	437,611
		2,763,380
Regional Banks–0.06%
Citizens Financial Group, Inc., Sr. Unsec. Global Notes, 2.38%, 07/28/2021	455,000	449,097
SunTrust Banks, Inc., Unsec. Sub. Global Notes, 3.30%, 05/15/2026	385,000	382,240
		831,337
Reinsurance–0.03%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	386,000	413,129
Renewable Electricity–0.04%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	581,000	573,009
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Retail REITs–0.02%
Regency Centers, L.P., Sr. Unsec. Gtd. Notes, 4.65%, 03/15/2049	$280,000	$291,825
Semiconductor Equipment–0.16%
Applied Materials, Inc., Sr. Unsec. Global Notes, 2.63%, 10/01/2020	2,175,000	2,172,568
Semiconductors–0.82%
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Global Notes, 3.63%, 01/15/2024	670,000	669,013
Cree, Inc., Sr. Unsec. Conv. Notes, 0.88%, 09/01/2023(c)	3,529,000	4,052,576
Microchip Technology, Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/2027	2,180,000	2,398,654
NXP B.V./NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Global Notes, 5.35%, 03/01/2026(c)	720,000	775,678
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	1,702,000	2,107,720
Silicon Laboratories Inc., Sr. Unsec. Conv. Bonds, 1.38%, 03/01/2022	619,000	674,144
Texas Instruments, Inc., Sr. Unsec. Notes, 2.63%, 05/15/2024	230,000	228,854
		10,906,639
Specialized REITs–0.31%
Crown Castle International Corp.,
Sr. Unsec. Global Bonds, 3.80% REIT, 02/15/2028	1,917,000	1,909,069
Sr. Unsec. Global Notes, 4.75%, 05/15/2047	50,000	49,563
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.75%, 12/15/2026	1,710,000	1,759,043
Life Storage LP, Sr. Unsec. Gtd. Global Notes, 3.50%, 07/01/2026	444,000	428,232
		4,145,907
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), Sr. Unsec. Global Notes, 4.50%, 06/01/2047	170,000	168,084
Systems Software–0.28%
FireEye, Inc.,
Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(d)	1,722,000	1,675,745
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(d)	1,745,000	1,636,777
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/2035	403,000	409,619
		3,722,141
Principal Amount		Value
Technology Distributors–0.05%
Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	$705,000	$721,688
Technology Hardware, Storage & Peripherals–0.43%
Apple Inc.,
Sr. Unsec. Global Notes, 2.15%, 02/09/2022	716,000	709,189
3.35%, 02/09/2027	335,000	342,301
Dell International LLC/EMC Corp.,
Sr. Sec. Gtd. First Lien Notes, 5.45%, 06/15/2023(c)	645,000	687,734
8.35%, 07/15/2046(c)	14,000	16,944
SanDisk Corp., Sr. Unsec. Gtd. Conv. Bonds, 0.50%, 10/15/2020	2,520,000	2,194,517
Western Digital Corp., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 02/01/2024(c)	2,107,000	1,858,401
		5,809,086
Tobacco–0.22%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 5.80%, 02/14/2039	1,196,000	1,268,888
Philip Morris International Inc.,
Sr. Unsec. Global Notes, 3.60%, 11/15/2023	405,000	417,122
4.88%, 11/15/2043	1,210,000	1,268,306
		2,954,316
Trading Companies & Distributors–0.13%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Sr. Unsec. Gtd. Global Notes, 3.95%, 02/01/2022	385,000	390,251
Air Lease Corp.,
Sr. Unsec. Global Notes, 3.00%, 09/15/2023	69,000	67,540
4.25%, 09/15/2024	430,000	442,437
Aircastle Ltd., Sr. Unsec. Notes, 4.40%, 09/25/2023	835,000	851,161
		1,751,389
Trucking–0.14%
Aviation Capital Group LLC,
Sr. Unsec. Notes, 2.88%, 01/20/2022(c)	1,115,000	1,098,866
4.88%, 10/01/2025(c)	735,000	757,748
		1,856,614
Wireless Telecommunication Services–0.21%
America Movil, S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/2042	600,000	629,532
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Wireless Telecommunication Services–(continued)
Rogers Communications Inc. (Canada),
Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/2043	$585,000	$612,203
4.30%, 02/15/2048	1,515,000	1,541,973
		2,783,708
Total U.S. Dollar Denominated Bonds & Notes (Cost $256,373,777)		261,926,349
U.S. Treasury Securities–11.44%
U.S. Treasury Bills–0.00%
2.43%, 06/27/2019(f)(g)	40,000	39,773
U.S. Treasury Bonds–1.44%
4.50%, 02/15/2036	4,000,000	5,074,062
4.50%, 08/15/2039	40,000	51,761
4.38%, 05/15/2040	80,000	102,003
3.38%, 11/15/2048	12,584,100	14,040,366
		19,268,192
U.S. Treasury Notes–10.00%
3.63%, 08/15/2019	1,525,000	1,531,553
3.38%, 11/15/2019	300,000	301,682
3.63%, 02/15/2020	46,000	46,469
2.63%, 11/15/2020	600,000	602,789
2.50%, 02/28/2021	71,210,000	71,506,245
2.25%, 03/31/2021	10,500,000	10,497,539
2.38%, 03/15/2022	17,128,000	17,209,960
2.38%, 02/29/2024	12,971,500	13,064,733
2.50%, 02/28/2026	2,535,000	2,565,499
2.63%, 02/15/2029	16,119,400	16,435,176
		133,761,645
Total U.S. Treasury Securities (Cost $151,555,973)		153,069,610
Shares
Preferred Stocks–0.59%
Asset Management & Custody Banks–0.18%
AMG Capital Trust II, Conv. Pfd.	47,000	2,396,990
Diversified Banks–0.02%
Wells Fargo & Co., Series Q, 5.85% Pfd.	12,000	312,600
Shares		Value
Oil & Gas Storage & Transportation–0.39%
El Paso Energy Capital Trust I, $2.38 Conv. Pfd.	95,499	$5,173,181
Total Preferred Stocks (Cost $6,118,550)		7,882,771
Principal Amount
U.S. Government Sponsored Agency Securities–0.08%
Federal Home Loan Mortgage Corp. (FHLMC)–0.08%
Federal Home Loan Mortgage Corp., Unsec. Global Notes, 6.75%, 03/15/2031 (Cost $925,270)	$750,000	1,049,933
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%
Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
Pass Through Ctfs., 5.50%, , 02/01/2037	17	18
Federal National Mortgage Association (FNMA)–0.00%
Pass Through Ctfs.,
5.50%, 03/01/2021	30	31
9.50%, 04/01/2030	1,234	1,383
		1,414
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,416)		1,432
Shares
Money Market Funds–4.51%
Invesco Government & Agency Portfolio-Institutional Class, 2.33%(h)	21,095,605	21,095,605
Invesco Liquid Assets Portfolio- Institutional Class, 2.48%(h)	15,068,834	15,073,354
Invesco Treasury Portfolio-Institutional Class, 2.31%(h)	24,109,262	24,109,263
Total Money Market Funds (Cost $60,275,979)		60,278,222
TOTAL INVESTMENTS IN SECURITIES–100.10% (Cost $1,165,964,738)		1,339,038,052
OTHER ASSETS LESS LIABILITIES–(0.10)%		(1,337,014)
NET ASSETS–100.00%		$1,337,701,038
Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
DAC	– Designated Activity Co.
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2019 was $58,683,713, which represented 4.39% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2019.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	17	June-2019	$(1,969,078)	$(17,306)	$(17,306)
U.S. Treasury 10 Year Notes	16	June-2019	(1,987,500)	(29,788)	(29,788)
Total Futures Contracts				$(47,094)	$(47,094)
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/03/2019	Bank of New York Mellon (The)	CHF	5,592,428	USD	5,652,886	$20,001
05/03/2019	Bank of New York Mellon (The)	EUR	3,253,213	USD	3,692,072	33,203
05/03/2019	Bank of New York Mellon (The)	GBP	12,325,436	USD	16,334,789	256,468
05/03/2019	State Street Bank & Trust Co.	CHF	5,836,963	USD	5,897,300	18,113
05/03/2019	State Street Bank & Trust Co.	EUR	3,225,158	USD	3,659,909	32,594
05/03/2019	State Street Bank & Trust Co.	GBP	12,320,903	USD	16,329,448	257,039
05/03/2019	State Street Bank & Trust Co.	USD	253,549	CAD	339,820	947
Subtotal—Appreciation						618,365
Currency Risk
05/03/2019	Bank of New York Mellon (The)	CAD	4,154,910	USD	3,097,512	(14,155)
05/03/2019	State Street Bank & Trust Co.	CAD	4,381,103	USD	3,265,138	(15,929)
Subtotal—Depreciation						(30,084)
Total Forward Foreign Currency Contracts						$588,281
Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Invesco V.I. Equity and Income Fund

B.
Securities Transactions and Investment Income — (continued)
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.
Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco V.I. Equity and Income Fund

NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$828,999,638	$25,830,097	$—	$854,829,735
U.S. Dollar Denominated Bonds & Notes	—	261,926,349	—	261,926,349
U.S. Treasury Securities	—	153,069,610	—	153,069,610
Preferred Stocks	5,485,781	2,396,990	—	7,882,771
U.S. Government Sponsored Agency Securities	—	1,049,933	—	1,049,933
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,432	—	1,432
Money Market Funds	60,278,222	—	—	60,278,222
Total Investments in Securities	894,763,641	444,274,411	—	1,339,038,052
Other Investments - Assets*
Forward Foreign Currency Contracts	—	618,365	—	618,365
Other Investments - Liabilities*
Futures Contracts	(47,094)	—	—	(47,094)
Forward Foreign Currency Contracts	—	(30,084)	—	(30,084)
	(47,094)	(30,084)	—	(77,178)
Total Other Investments	(47,094)	588,281	—	541,187
Total Investments	$894,716,547	$444,862,692	$—	$1,339,579,239
*	Unrealized appreciation (depreciation).
Invesco V.I. Equity and Income Fund